UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [X]  Amendment Number: 1

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Phoenix Investment Counsel, Inc.
         ------------------------------
Address: 56 Prospect Street, Hartford, CT 06115-0480
         -----------------------------------------

Form 13F File Number:  28-85
                       ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John H. Beers
         ----------------------------------------
Title:   Vice President and Clerk
         ----------------------------------------
Phone:   (860) 403-5050
         ----------------------------------------

Signature, Place and Date of Signing:

/s/ John H. Beers       Hartford, CT                     December 7, 2004
------------------      --------------------------       -----------------------
(Signature)             (City, State)                    (Date)

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Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).




                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $4,973,750

List of Other Included Managers: None


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

                                                             FORM 13F
                                        REPORTING MANAGER: PHOENIX INVESTMENT COUNCIL, INC.
                                             FOR THE QUARTER ENDED SEPTEMBER 30, 2003

ITEM 1                       ITEM 2      ITEM 3       ITEM 4              ITEM 5            ITEM 6   ITEM 7        ITEM 8
------                       ------      ------       ------              ------            ------   ------        ------
                                                                                                                VOTING AUTHORITY
                                                                                                            -----------------------
                                                       FAIR       SHARES OR
                             TITLE OF    CUSIP         MARKET     PRINCIPAL  SH/ PUT/  INVESTMENT           SOLE      SHARED NONE
         NAME OF ISSUER       CLASS      NUMBER        VALUE       AMOUNT    PRN CALL  DISCRETION  MANAGERS  (A)       (B)   (C)
         --------------       -----      ------        -----       ------    --- ----  ----------  -------- ----      ------ ----
-----------------------------------------------------------------------------------------------------------------------------------
Charter Communications Inc  CV. BOND    16117MAB3     910000        1000000   SH        910000        1        910000
-----------------------------------------------------------------------------------------------------------------------------------
Charter Communications Inc  CV. BOND    16117MAC1     860000        1000000   SH        860000        1        860000
-----------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co       CV. BOND    410768AC9    1797500        2000000   SH       1797500        1       1797500
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications       CV. BOND    65332VAY9    1406250        1500000   SH       1406250        1       1406250
-----------------------------------------------------------------------------------------------------------------------------------
                            4 Holdings             4,973,750.00